Fair Value (Details 1) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Loans held-for-sale	$ 138,000	$ 0
Fair Value Level 2
Loans held-for-sale	138,000	0
MSRs	626,827	704,488
OREO	$ 319,019	$ 0